S000000605 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	277 Months Ended	338 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.71%	11.18%	10.46%
Lipper Multi-Cap Value Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.26%	11.80%	10.49%
Nuveen Multi Cap Value Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.86%	14.06%	11.18%
Performance Inception Date					Dec. 09, 2002
Nuveen Multi Cap Value Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.22%	13.64%	10.79%
Performance Inception Date					Dec. 09, 2002
Nuveen Multi Cap Value Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.53%	11.19%	9.16%
Performance Inception Date					Dec. 09, 2002
Nuveen Multi Cap Value Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.71%	14.55%	11.17%
Performance Inception Date					Dec. 09, 2002
Nuveen Multi Cap Value Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.89%	15.71%	12.12%
Performance Inception Date						Nov. 04, 1997

[1]
An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

[2]
An index designed to measure the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Multi-Cap Value Funds Classification.